Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss) income	$ (2,058)	$ 3,157	$ 3,654
Items that may be reclassified to net income:
Foreign currency translation	737	63	(788)
Cash flow hedges	116	21	34
Equity accounted investments	(58)	(50)	(8)
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (“FVTOCI”)	17	(7)	(2)
Share of revaluation surplus on equity accounted investments	(206)	16	92
Remeasurement of defined benefit obligations	(1)	(1)	2
Revaluation surplus	(191)	281	254
Total other comprehensive income (loss)	414	323	(416)
Total comprehensive income (loss)	(1,644)	3,480	3,238
Limited partners
Net (loss) income	(1,098)	884	764
Other comprehensive income (loss)	211	74	(178)
Comprehensive income attributable to Limited partners	(887)	958	586
General partner
Net (loss) income	0	0	0
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to General Partners	0	0	0
Redeemable/exchangeable and special limited partnership units
Net (loss) income	(1,119)	896	1,085
Other comprehensive income (loss)	215	74	(252)
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	(904)	970	833
Limited partnership units of Brookfield Office Properties Exchange LP
Net (loss) income	(7)	6	17
Other comprehensive income (loss)	1	1	(4)
Comprehensive income (loss) attributable to Limited partnership units of Brookfield Office Properties Exchange LP	(6)	7	13
FV LTIP units of the Operating Partnership
FV LTIP units of the Operating Partnership	(4)	1	0
Other comprehensive income (loss)	1	0	0
Comprehensive income attributable to FV LTIP units of the Operating Partnership	(3)	1	0
Class A shares of Brookfield Property REIT Inc.
Net (loss) income	(130)	169	112
Other comprehensive income (loss)	25	14	(26)
Comprehensive income attributable to interest in Brookfield Property REIT Inc.	(105)	183	86
Interests of others in operating subsidiaries and properties
Net (loss) income	300	1,201	1,676
Other comprehensive income (loss)	(39)	160	44
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	261	1,361	1,720
Total comprehensive income (loss)	$ (1,644)	$ 3,480	$ 3,238